Taxes (Details 1)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Statutory PRC income tax rate		25.00%	25.00%
Favorable tax rate impact	[1]	(15.00%)	(12.00%)
Permanent difference		7.00%	5.00%
Changes of deferred tax assets valuation allowances		6.00%	3.00%
Total		23.00%	21.00%

[1]	Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.